Revenue (Disaggregation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 1,868,003	$ 1,474,984
Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,480,146	1,054,993
Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	365,063	404,277
Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	22,794	15,714
Fixed price Contracts Member | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	856,825	703,344
Fixed price Contracts Member | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	478,552	307,858
Fixed price Contracts Member | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	355,479	384,065
Fixed price Contracts Member | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	22,794	11,421
Market Price Contracts Member [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,011,178	771,640
Market Price Contracts Member [Member] | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,001,594	747,135
Market Price Contracts Member [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	9,584	20,212
Market Price Contracts Member [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	0	4,293
Americas [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,115,968	847,828
Americas [Member] | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	806,915	547,257
Americas [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	289,028	287,802
Americas [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	20,025	12,769
Europe [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	339,483	298,934
Europe [Member] | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	284,602	218,879
Europe [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	52,112	77,110
Europe [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	2,769	2,945
Asia [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	412,552	328,222
Asia [Member] | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	388,629	288,857
Asia [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	23,923	39,365
Asia [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 0	$ 0